11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Assets, Noncurrent	$ 6,963,060	$ 7,161,421
UNITED STATES
Assets, Noncurrent	784,997	1,070,155
PERU
Assets, Noncurrent	0	41,186
CANADA
Assets, Noncurrent	$ 6,178,063	$ 6,050,080